Equity - Treasury shares (Details) - shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	201,783,532	201,677,981
Transfer of treasury shares (in shares)	(105,551)
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	18,241,181	18,346,732
Transfer of treasury shares (in shares)	105,551